Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2021
Investments accounted for using equity method [abstract]
Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
YPL (formerly RHL)	1,090	(155)	7,385	(213)
Other equity method investments	2	2	4	6
Total share of post-tax earnings (losses) in equity method investments	1,092	(153)	7,389	(207)

Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	June 30,	December 31,

	2021	2020
YPL (formerly RHL)	7,750	981
Other equity method investments	163	155
Total equity method investments	7,913	1,136

Summary of Financial Information for YPL
Set forth below is summarized financial information for 100% of YPL at June 30, 2021 (formerly RHL at June 30, 2020).

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Revenues	-	1,588	551	3,221

Gain related to the sale of Refinitiv to LSEG	-	-	18,645	-
Mark-to-market of LSEG shares	2,427	-	(1,147)	-
Dividend income	120	-	120	-
Refinitiv net loss prior to its sale to LSEG	-	(326)	(361)	(419)
Net earnings (loss)	2,547	(326)	17,257	(419)
Remove: Net earnings attributable to non-controlling interests	-	(18)	(11)	(54)
Net earnings (loss) attributable to YPL (formerly RHL)	2,547	(344)	17,246	(473)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	-	128	(214)	(111)
Total comprehensive income (loss) attributable to YPL (formerly RHL)	2,547	(216)	17,032	(584)
The following table reconciles the net assets attributable to YPL to the Company’s carrying value of its investment in YPL:

	June 30,	December 31,

	2021	2020
Assets
Current assets	7	2,071
Non-current assets	18,663	21,094
Total assets	18,670	23,165
Liabilities
Current liabilities	7	3,995
Non-current liabilities	36	14,268
Total liabilities	43	18,263
Net assets	18,627	4,902
Non-controlling interests	-	(2,415)
Net assets attributable to YPL (formerly RHL)	18,627	2,487

Net assets attributable to YPL (formerly RHL) - beginning period	2,487	3,278
Net earnings (loss) attributable to YPL (formerly RHL)	17,246	(1,232)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	(214)	330
Other adjustments (1)	253	111
Distribution to owners	(1,145)	-
Net assets attributable to YPL (formerly RHL) - ending period	18,627	2,487
Thomson Reuters % share	42.82%	45%
Thomson Reuters $ share	7,976	1,119
Historical excluded equity adjustment (2)	(226)	(138)
Thomson Reuters carrying amount	7,750	981

(1)	Consists of equity transactions excluded from total comprehensive income (loss) attributable to YPL.
(2)	Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.